Acquisition of Aquila Biolabs GmbH	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Acquisition of Aquila Biolabs GmbH
Acquisition of Aquila Biolabs GmbH

10. Acquisition of Aquila Biolabs GmbH

Effective April 29, 2021, the Company acquired all the outstanding capital stock of Aquila, a German start-up company engaged from its facility in Baesweiler, Germany in the design, production, and sale of bioprocessing systems and products which focus on the control and analysis of bioprocesses in bioreactors and incubation shakers for an aggregate purchase price of $7,880,100 in cash upon closing. Aquila’s principal customers are universities, pharmaceutical companies, and industrial companies. Aquila’s products are sold primarily on a direct basis and to a lesser extent, through distributors.

The acquisition was accounted for in accordance with ASC 805, Business Combinations (“ASC 805”) in which the Company is treated as the accounting acquirer. Accordingly, the assets acquired and liabilities assumed were measured at estimated fair value.

For purposes of measuring the estimated fair value, where applicable, of the assets acquired and liabilities assumed, as reflected in the unaudited pro forma condensed consolidated financial information, the guidance in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) has been applied, which establishes a framework for measuring fair value. In accordance with ASC 820, fair value is an exit price and is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Under ASC 805, acquisition-related transaction costs and acquisition-related restructuring charges are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred.

Management of the Company allocated the purchase price based on its estimated valuation of the assets acquired and liabilities assumed as follows:

	Amount	Useful life
Fair value of assets acquired:
Current assets:
Cash and cash equivalents	$201,100
Accounts receivable	159,200
Inventory	187,500
Prepaid expenses and other current assets	25,400
Property, plant and equipment	40,200
Deferred tax asset	800,300
Tradename	452,300	6 years
Non-compete agreements	784,500	4 years
In-process research and development	742,100	5 years
Customer relationships	252,200	9 years
Patents and other intangibles	286,200	7 years
Total assets acquired	$3,931,000

Fair value of liabilities assumed:
Accounts payable	$(39,300)
Accrued expenses	(90,300)
Other current liabilities	(59,400)
Total liabilities assumed	$(189,000)

Total identifiable net assets	$3,742,000
Fair value of consideration transferred	7,880,100
Goodwill	$4,138,100

16. Acquisition of Aquila Biolabs GmbH

Effective April 29, 2021, pursuant to a Stock Purchase Agreement ("SPA") the Company acquired all the outstanding capital stock of Aquila biolabs GmbH, a German start-up company engaged from its facility in Baesweiler, Germany in the design, production, and sale of bioprocessing systems and products which focus on the control and analysis of bioprocesses in bioreactors and incubation shakers for an aggregate purchase price of $7,880,100 in cash upon closing. Aquila’s principal customers are universities, pharmaceutical companies, and industrial companies. The products are sold primarily on a direct basis and to a lesser extent, through distributors.

The acquisition was accounted for under the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”) in which the Company is treated as the accounting acquirer. In accordance with ASC 805, the assets acquired and liabilities assumed have been measured at fair value.

 For purposes of measuring the estimated fair value, where applicable, of the assets acquired and liabilities assumed, as reflected in the unaudited pro forma condensed consolidated financial information, the guidance in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) has been applied, which establishes a framework for measuring fair value. In accordance with ASC 820, fair value is an exit price and is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Under ASC 805, acquisition-related transaction costs and acquisition-related restructuring charges are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred.

Management of the Company allocated the purchase price based on its valuation of the assets acquired and liabilities assumed as follows:

	Amount	Useful life
Fair value of assets acquired

Current assets:

Cash and cash equivalents	$201,100
Accounts receivable	159,200
Inventory	187,500
Prepaid expenses and other current assets	25,400
Property, plant and equipment	40,200
Deferred tax asset	800,300
Tradename	452,300	6 years
Non-compete agreements	784,500	4 years
IPR&D	742,100	5 years
Customer relationships	252,200	9 years
Patents and other intangibles	286,200	7 years
Total assets acquired	$3,931,000

Fair value of liabilities assumed:

Accounts payable	$(39,300)
Accrued expenses	(90,300)
Other current liabilities	(59,400)
Total liabilities assumed	(189,000)

Total identifiable net assets	3,742,000
Fair value of consideration transferred	7,880,100
Goodwill	$4,138,100

Accounting Periods Presented

Aquila’s fiscal year ended on December 31. Its historical results have been aligned to more closely conform to the Company’s June 30 fiscal year end by taking Aquila’s interim financial results for six months ended December 31, 2019 and for the six months ended June 30, 2020. In addition, certain historical Aquila balances have been reclassified to conform to the pro forma consolidated presentation. There were no transactions between the two companies during the period presented. No pro forma adjustments were made to conform Aquila’s accounting policies which follow Germany’s generally accepted accounting principles (“German GAAP”) to the Company’s accounting principles, as any differences were deemed immaterial.

Unaudited Pro forma information is as follows:

(In $000’s)	6/30/2020
Revenues	$9,346
Net loss	(1,650)
Earnings per share
Diluted	$(0.37)
Basic	(0.37)

These pro forma results do not represent financial results that would have been realized had the acquisition actually occurred on July 1, 2019, nor are they intended to be a projection of future results. For additional information, please refer to the Company’s current report on Form 8-KA, filed on July12, 2021.